Note 15 - Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Three Months Ended March 31,
	2023	2022
	(in thousands)
Revenue:
North America	$24,436	$21,709
EMEA	19,488	15,342
APAC	15,648	13,240
Total revenue	$59,572	$50,291
	Three Months Ended March 31,
	2023	2022
	(in thousands)
Revenue:
United States	$23,518	21,709
Germany	8,655	5,971
Singapore	6,437	4,200
Japan	5,375	5,895

	Year Ended December 31,
	2022	2021	2020
	(in thousands)
Revenue:
North America	$102,025	$83,034	$67,823
EMEA	71,635	58,285	42,441
APAC	58,679	50,590	41,269
Total revenue	$232,339	$191,909	$151,533
	Year Ended December 31,
	2022	2021	2020
	(in thousands)
Revenue:
United States	$100,870	$83,034	$67,823
Germany	30,625	23,574	17,650
Japan	21,348	23,360	17,331
Singapore	21,915	16,580	15,376
	December 31,	December 31,
	2022	2021
	(in thousands)
Property and equipment, net:
United States	$1,279	$923
China	2,982	2,376
Other	1,276	623
Total property and equipment, net	$5,537	$3,922